Employment Benefits - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 344,002	₩ 253,358
Debt instruments	744,167	822,582
Bank deposits	407,809	284,655
Others	1,413,569	1,310,237
Plan assets	₩ 2,909,547	₩ 2,670,832